Commitments - Operating Lease Minimum Payment (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
No later than one year
Disclosure of finance lease and operating lease by lessee
Future minimum payments under operating leases	$ 38	$ 31
Later than one year but no later than five years
Disclosure of finance lease and operating lease by lessee
Future minimum payments under operating leases	66	40
More than five years
Disclosure of finance lease and operating lease by lessee
Future minimum payments under operating leases	13	5
Total commitments [Member]
Disclosure of finance lease and operating lease by lessee
Future minimum payments under operating leases	$ 117	$ 76